Acquisitions/Divestitures (Divestiture) (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income Statement Disclosures
Provision/(benefit) for income taxes		$ (1,617)	$ (322)	[1]	$ (243)	[1]
Loss from discontinued operations, net of tax		(3,729)	(398)	[1]	(395)	[1]
Microelectronics business
Income Statement Disclosures
Total revenue		1,335	1,384		1,633
Loss from discontinued operations, before tax		(619)	(720)		(638)
Loss on disposal, before tax	(4,726)	(4,726)
Total loss from discontinued operations, before income taxes		(5,346)	(720)		(638)
Provision/(benefit) for income taxes		(1,617)	(322)		(243)
Loss from discontinued operations, net of tax		(3,729)	(398)		(395)
Assets:
Accounts receivable		245	166
Inventory		380	481
Property, plant & equipment, net			2,322
Other assets		92	90
Total assets		717	3,059
Liabilities:
Accounts payable		177	172
Deferred income		87	84
Other liabilities		163	20
Total liabilities		$ 427	$ 276

[1]	Reclassifed to reflect discontinued operation presentation.